Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2025
Entity File Number	001-39413
Entity Registrant Name	VERTEX, INC.
Entity Central Index Key	0001806837
Entity Tax Identification Number	23-2081753
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2301 Renaissance Blvd.
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	800
Local Phone Number	355-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	VERX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false